Business Segments (Tables)	12 Months Ended
Jan. 03, 2016
Segment Reporting [Abstract]
Industry Segment Disclosures for Net Sales and Operating Profit Including Other Segment Income
Information on the Company’s business segments was as follows (in millions):

Sales:	2015	2014	2013
Instrumentation	$1,051.1	$1,115.5	$1,022.8
Digital Imaging	379.0	403.6	414.8
Aerospace and Defense Electronics	593.4	603.0	625.1
Engineered Systems	274.6	271.9	275.9
Total net sales	$2,298.1	$2,394.0	$2,338.6

Income before taxes:	2015	2014	2013
Instrumentation	$171.0	$181.6	$162.0
Digital Imaging	40.0	37.1	28.2
Aerospace and Defense Electronics	84.8	88.3	65.7
Engineered Systems	26.1	31.4	22.0
Corporate expense	(40.2)	(43.9)	(37.6)
Operating income	281.7	294.5	240.3
Interest and debt expense, net	(23.9)	(19.0)	(20.4)
Other income, net	0.4	6.6	4.1
Income before taxes	$258.2	$282.1	$224.0

Depreciation and amortization:	2015	2014	2013
Instrumentation	$41.2	$41.1	$38.2
Digital Imaging	26.1	29.6	30.3
Aerospace and Defense Electronics	15.0	15.9	16.5
Engineered Systems	3.5	3.7	4.2
Corporate	4.5	4.0	1.9
Total depreciation and amortization	$90.3	$94.3	$91.1

Capital expenditures:	2015	2014	2013
Instrumentation	$20.9	$17.0	$22.0
Digital Imaging	9.2	10.3	20.2
Aerospace and Defense Electronics	9.1	8.8	15.3
Engineered Systems	5.7	4.3	3.6
Corporate	2.1	3.1	11.5
Total capital expenditures	$47.0	$43.5	$72.6

Identifiable assets:	2015	2014	2013
Instrumentation	$1,339.6	$1,415.4	$1,204.5
Digital Imaging	634.9	708.4	745.1
Aerospace and Defense Electronics	451.6	462.5	436.9
Engineered Systems	92.2	84.9	92.3
Corporate (a)	200.2	191.0	272.3
Total identifiable assets	$2,718.5	$2,862.2	$2,751.1
(a) The amount for 2015, 2014 and 2013 includes $77.2 million, $86.3 million and $222.0 million prepaid pension asset, respectively.

Sales by Country of Origin and Long-Lived Assets by Major Geographic Area
Information on the Company’s sales by country of origin and long-lived assets by major geographic area was as follows (in millions):

Sales by country:	2015	2014	2013
United States	$1,805.4	$1,852.0	$1,776.8
Canada	208.8	230.1	221.7
United Kingdom	124.6	139.8	174.2
All other countries	159.3	172.1	165.9
Total sales	$2,298.1	$2,394.0	$2,338.6

Long-lived assets:	2015	2014	2013
United States	$1,332.5	$1,364.7	$1,320.2
Canada	249.9	310.5	354.1
United Kingdom	127.3	120.6	131.5
All other countries	139.3	128.2	146.2
Total long-lived assets	$1,849.0	$1,924.0	$1,952.0

Summary of Sales by Product Line
The tables below provide a summary of the sales by product line for the Instrumentation segment and the Engineered Systems segment (in millions):

Instrumentation:	2015	2014	2013
Environmental Instrumentation	$268.7	$268.4	$248.6
Marine Instrumentation	614.0	654.8	580.4
Test and Measurement Instrumentation	168.4	192.3	193.8
Total	$1,051.1	$1,115.5	$1,022.8

Engineered Systems:	2015	2014	2013
Engineered Products and Services	$215.4	$211.4	$217.5
Turbine Engines	18.7	26.5	26.0
Energy Systems	40.5	34.0	32.4
Total	$274.6	$271.9	$275.9